Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,208,074)	$ (13,253,462)	$ (14,494,915)	$ (5,444,544)
Adjustment to reconcile net loss to net cash used in operating activities:
Derivative liability movements	65,046	(4,714,451)	(5,128,255)	654,471
Depreciation	29,493	13,293	17,935	12,500
Amortization of debt discount	263,200	3,138,452	3,653,652	1,065,879
Investment impairment charge				1,019,960
Loss on conversion of debt to equity		5,184,447	5,498,820	433,610
Penalty on convertible debt	1,321,658
Loss on settlement of liabilities				95,082
Deposit forfeited		4,000	4,000
Forgiveness of federal relief loans			(60,292)
Shares issued for services	333,000	1,219,050	1,219,050	69,000
Stock based compensation	1,437,516	6,416,471	6,573,701	590,128
Fair value of warrants issued	322,918
Amortization of right of use asset		17,857	17,857	34,815
Changes in Assets and Liabilities
Other current assets	(48,846)	(53,834)	(79,764)	45,788
Accounts payable and accrued expenses	109,621	17,545	(373)	151,054
Operating lease liabilities		(17,857)	(17,857)	(34,815)
Interest accruals	54,042	144,773	188,323	50,793
CASH USED IN OPERATING ACTIVITIES	(2,320,426)	(1,883,716)	(2,608,118)	(1,256,279)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangibles	(585,640)	(250,000)
Investment in Frictionless Financial Technologies Inc.		(500,000)	(500,000)
Deposits paid	(12,792)	(4,800)
Intangibles acquired			(625,000)
Investment in deposits			(34,800)
Plant and equipment purchased	(40,500)	(9,234)	(9,234)	(50,000)
NET CASH USED IN INVESTING ACTIVITIES	(638,932)	(764,034)	(1,169,034)	(50,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from minority shareholder contributions	9,653
Proceeds from share issuances		4,550,000	4,550,000	33,000
Share issue expenses		(501,100)	(501,100)
Pr0oceeds from warrants exercised		3,009,349
Proceeds from warrants issued			3,009,349
Proceeds from loans payable				85,000
Repayment of loans payable		(22,049)	(22,049)	(104,500)
Proceeds from short term notes and convertible notes			2,569,000	1,877,375
Repayment of convertible notes	(1,147,063)	(521,000)	(521,000)	(703,164)
Proceeds from short term notes and convertible notes		2,569,000
Proceeds from non-controlling shareholders			48,000
Proceeds from federal relief loans				210,292
NET CASH PROVIDED BY FINANCING ACTIVITIES	(1,137,410)	9,084,200	9,132,200	1,398,003
Effect of exchange rate changes on cash and cash equivalents
NET INCREASE (DECREASE) IN CASH	(4,096,768)	6,436,450	5,355,048	91,724
CASH AT BEGINNING OF PERIOD	5,449,751	94,703	94,703	2,979
CASH AT END OF PERIOD	1,352,983	6,531,153	5,449,751	94,703
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest	88,260	29,813	29,813	330,242
NON-CASH INVESTING AND FINANCING ACTIVITIES
Derecognition of right of use assets on early termination			34,070
De-recognition of right of use lease on early termination		34,070
Conversion of convertible debt to equity		2,259,221	$ 2,259,220	769,558
Debt discount on convertible debt
Settlement of liabilities				$ 145,164